Schedule Disaggregate Revenue by the Timing of Transfer of Goods or Services (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Total	$ 8,643	$ 6,567
Total	11,267	10,109
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total	9,475	8,444
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total	1,792	1,665
FG Group Holdings Inc [Member]
Disaggregation of Revenue [Line Items]
Total			$ 43,328	$ 40,323
FG Group Holdings Inc [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total			36,507	33,738
FG Group Holdings Inc [Member] | Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total			6,821	6,585
Strong Global Entertainment [Member]
Disaggregation of Revenue [Line Items]
Total	11,070	9,951
Total	11,070	9,951
Strong Global Entertainment [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total	9,473	8,430
Strong Global Entertainment [Member] | Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total	1,597	1,521
Strong Global Entertainment [Member] | FG Group Holdings Inc [Member]
Disaggregation of Revenue [Line Items]
Total			42,616	38,953
Strong Global Entertainment [Member] | FG Group Holdings Inc [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total			36,441	33,599
Strong Global Entertainment [Member] | FG Group Holdings Inc [Member] | Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total			6,175	5,354
Other Operating Segment [Member]
Disaggregation of Revenue [Line Items]
Total	197	158
Total	197	158
Other Operating Segment [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total	2	14
Other Operating Segment [Member] | Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total	$ 195	$ 144
Other Operating Segment [Member] | FG Group Holdings Inc [Member]
Disaggregation of Revenue [Line Items]
Total			712	1,370
Other Operating Segment [Member] | FG Group Holdings Inc [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total			66	139
Other Operating Segment [Member] | FG Group Holdings Inc [Member] | Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total			$ 646	$ 1,231